Note 14 - Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2024	2023
Numerator:
Net (loss) from continuing operations	$(10,224,655)	$(11,048,280)
Net (loss) from discontinued operations	(2,439,733)	(2,935,687)
Net loss attributable to common stockholders	$(12,664,388)	$(13,983,967)

Denominator:
Weighted average common shares outstanding - basic	5,453,632	4,014,848
Dilutive effect of stock options, warrants and preferred stock (1)	-	-
Weighted average common shares outstanding - diluted	5,453,632	4,014,848

Net (loss) from continuing operations attributable to common stockholders per common share – basic and diluted	$(1.87)	$(2.75)
Net (loss) from discontinued operations attributable to common stockholders per common share – basic and diluted	(0.45)	(0.73)
(Loss) per common share - basic and diluted	(2.32)	(3.48)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year Ended December 31,
	2024	2023
Options	43,595	47,664
Warrants	2,750,429	1,806,589
Preferred stock: Series B	16	16